Contributions (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Contribution [Line Items]
Summary of Contributions to the Plan

The following is a summary of contributions to the Plan for the years ended December 31, 2025.

	Nonparticipant	Participant
	Directed	Directed	Total
December 31, 2025
Employer contributions	$4,600,000	$—	$4,600,000
Participant salary deferrals	—	6,298,468	6,298,468
Participant rollovers	—	1,247,877	1,247,877
Total participant contributions	—	7,546,345	7,546,345
Total contributions	$4,600,000	$7,546,345	$12,146,345